Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
OPERATING REVENUES	$ 4,519.9	$ 3,869.2	$ 2,599.2
OPERATING EXPENSES
Contract drilling (exclusive of depreciation)	2,080.1	1,747.9	1,286.1
Depreciation	528.2	476.1	357.6
General and administrative	146.8	148.9	158.6
Total operating expenses	2,755.1	2,372.9	1,802.3
OPERATING INCOME	1,764.8	1,496.3	796.9
OTHER INCOME (EXPENSE)
Interest income	16.6	22.8	17.2
Interest expense, net	(158.8)	(123.6)	(95.9)
Other, net	42.1	2.2	20.8
Other income (expense), net	(100.1)	(98.6)	(57.9)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	1,664.7	1,397.7	739.0
PROVISION FOR INCOME TAXES
Current income tax expense	201.5	211.0	124.7
Deferred income tax expense (benefit)	11.2	27.1	(13.1)
Total provision for income taxes	212.7	238.1	111.6
INCOME FROM CONTINUING OPERATIONS	1,452.0	1,159.6	627.4
DISCONTINUED OPERATIONS, NET	(24.1)	17.1	(21.8)
NET INCOME	1,427.9	1,176.7	605.6
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(9.7)	(7.0)	(5.2)
NET INCOME ATTRIBUTABLE TO ENSCO	1,418.2	1,169.7	600.4
EARNINGS PER SHARE - BASIC
Continuing operations	$ 6.19	$ 4.97	$ 3.20
Discontinued operations	$ (0.11)	$ 0.08	$ (0.11)
Total earnings per share - basic	$ 6.08	$ 5.05	$ 3.09
EARNINGS PER SHARE - DILUTED
Continuing operations	$ 6.18	$ 4.97	$ 3.19
Discontinued operations	$ (0.11)	$ 0.07	$ (0.11)
Total earnings per share - diluted	$ 6.07	$ 5.04	$ 3.08
NET INCOME ATTRIBUTABLE TO ENSCO SHARES - BASIC AND DILUTED	$ 1,403.1	$ 1,157.4	$ 593.5
WEIGHTED-AVERAGE SHARES OUTSTANDING
Basic	230.9	229.4	192.2
Diluted	231.1	229.7	192.6
CASH DIVIDENDS PER SHARE	$ 2.25	$ 1.5	$ 1.40